UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to October 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2008

■  CREDIT SUISSE
  HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 10, 2008

Dear Shareholder:

Performance Summary
11/1/07 – 10/31/08

Fund & Benchmark	Performance
Common Class[1]	(26.98)%
Class A1, 2	(27.08)%
Class B1, 2	(27.77)%
Class C1, 2	(27.72)%
Merrill Lynch US High-Yield Master II Constrained Index[3]	(26.23)%

Performance shown for the Fund's Class A, Class B and Class C shares do not reflect sales charges which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: Spreads widen to record levels

For the twelve months ended October 31, 2008, credit markets, including high yield, continued to be volatile. Concerns over subprime mortgages and shelved leveraged buyout deals in 2007 expanded to become questions on overall credit conditions.

The market experienced significant sell-offs in September and October of this year as financial market weakness deepened and losses were experienced across the board from equities to bonds. According to Merrill Lynch, roughly half of the global asset indexes they track posted their worst-ever returns during the month of October. The high yield sector was no exception as the Merrill Lynch US High Yield Master II Constrained Index posted unprecedented losses of -8.11% and -16.46% for September and October, respectively. All told, the Merrill Lynch US High Yield Master II Constrained benchmark posted returns of -26.23% for the annual period ended in October.

High yield spreads widened 1127 basis points versus the Treasury market, and ended the year at +1567 bps, the widest-ever month-end spread level in the history of the Merrill Lynch index. Yields ended the period at 18.80%.

Securities in all ratings classes posted negative returns during the twelve month period ended October 31, 2008. CCC-rated securities continued to underperform, returning -36.62% for the period, while BB-rated securities outperformed the broad market, despite returning -21.79%.

Corporate bond default rates, as reported by Moody's Investor Services, rose from 1.07% to 2.82%. In conjunction with high yield spreads, the Merrill Lynch distress ratio (defined as a proportion of bonds trading over 1,000 bps) also increased, reaching 71.8%. Finally, in the most recent Federal Loan

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Officers Survey, the net percentage of respondents reporting tightening standards increased to 74.5% for small companies, and 83.6% for large and medium size firms.

Strategic Review and Outlook: We will remain selective going forward

For the annual period ended October 31, 2008, the Fund's Common share class slightly underperformed the benchmark. Superior security selection in consumer products and an underweight in the banking sector contributed to returns. Conversely, holdings in auto loans, buildings & construction and gaming hurt relative returns.

Recent market conditions were characterized by unprecedented volatility as valuation considerations continued to take a backseat to the unwinding of risk positions across the financial markets. Additionally, while valuations have certainly become more attractive, the process of recapitalizing banks and brokers will take some time. Furthermore, uncertainty over this process has weighed heavily on the global macroeconomic environment.

While we believe recent policy initiatives should ultimately help to stabilize the financial markets, we expect conditions to stay volatile as liquidity remains limited and balance sheet repair continues. Going forward, we anticipate that our portfolio strategy will remain selective — paring back riskier issuers where possible and conserving cash. We remain relatively positive on several issuers in the industrial and commercial space sectors. In contrast, we remain cautious with respect to consumer-driven and more cyclical industries, and have sought to limit our exposures in those sectors.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Common Class shares and the
Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (08/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class A shares2, Class B
shares2 and the Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (03/08/99).

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class C shares2 and the
Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (02/28/00).

Average Annual Returns as of September 30, 20081

	1 Year	5 Years	Since Inception
Common Class	(11.48)%	3.98%	4.74%
Class A Without Sales Charge	(11.78)%	3.74%	4.47%
Class A With Maximum Sales Charge	(15.95)%	2.73%	3.94%
Class B Without CDSC	(12.32)%	2.98%	3.66%
Class B With CDSC	(15.46)%	2.98%	3.66%
Class C Without CDSC	(12.29)%	2.99%	3.60%
Class C With CDSC	(13.08)%	2.99%	3.60%

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of October 31, 20081

	1 Year	5 Years	Since Inception
Common Class	(26.98)%	(0.11)%	2.39%
Class A Without Sales Charge	(27.08)%	(0.35)%	2.47%
Class A With Maximum Sales Charge	(30.52)%	(1.31)%	1.96%
Class B Without CDSC	(27.77)%	(1.12)%	1.66%
Class B With CDSC	(30.35)%	(1.12)%	1.66%
Class C Without CDSC	(27.72)%	(1.11)%	1.38%
Class C With CDSC	(28.37)%	(1.11)%	1.38%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.31% for Common Class shares, 1.57% for Class A shares, 2.32% for Class B shares, and 2.31% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Common Class shares, 1.10% for Class A shares, 1.85% for Class B shares, and 1.85% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was -30.52%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -30.35%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -28.37%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$749.70	$749.60	$745.20	$746.70
Expenses Paid per $1,000*	$3.74	$4.84	$8.12	$8.12
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,020.86	$1,019.61	$1,015.84	$1,015.84
Expenses Paid per $1,000*	$4.32	$5.58	$9.37	$9.37
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	2.5%
BB	31.1%
B	49.5%
CCC	14.3%
CC	0.1%
D	0.3%
NR	0.4%
Subtotal	98.2%
Short-Term Investments	1.8%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (89.1%)
Aerospace & Defense (2.1%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$172,500
50	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(BBB-, B3)	02/01/18	7.625	49,750
50	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 12/08/08 @ $103.44)	(BBB-, B3)	11/01/13	6.875	49,750
175	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(B-, Caa1)	04/01/17	9.750	98,875
150	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	90,750
50	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	38,250
300	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	247,500
175	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	140,875
					888,250
Agriculture (0.2%)
100	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡	(B-, B3)	11/01/10	11.000	96,500
Auto Loans (3.9%)
275	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B-, B2)	06/15/10	7.875	184,828
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B-, B2)	10/01/13	7.000	415,836
175	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B-, B2)	12/15/16	8.000	95,959
1,225	GMAC LLC, Debentures (Callable 12/08/08 @ $100.00)	(B-, Caa1)	04/01/11	6.000	690,416
275	GMAC LLC, Senior Unsecured Notes	(B-, Caa1)	03/02/11	7.250	169,307
185	GMAC LLC, Senior Unsecured Notes	(B-, Caa1)	12/01/14	6.750	93,521
					1,649,867
Auto Parts & Equipment (1.8%)
225	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+, B1)	12/01/11	9.000	203,625
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(B, B2)	03/01/17	7.875	31,500
225	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)	(BB-, Ba3)	07/01/15	9.000	180,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Auto Parts & Equipment
$150	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	$57,750
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	166,625
150	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B, B3)	11/15/14	8.625	71,625
24	Visteon Corp., Global Senior Unsecured Notes	(CCC+, Caa2)	08/01/10	8.250	14,040
60	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC+, Caa1)	12/31/16	12.250	20,700
					745,865
Automotive (0.9%)
395	Ford Motor Co., Global Senior Unsecured Notes	(CCC, Caa1)	07/16/31	7.450	126,400
200	General Motors Corp., Global Senior Unsecured Notes	(B-, Caa3)	01/15/11	7.200	81,500
425	General Motors Corp., Senior Unsecured Notes	(B-, Caa3)	07/15/13	7.125	145,563
125	General Motors Corp., Senior Unsecured Notes	(B-, Caa3)	07/15/33	8.375	41,250
					394,713
Beverages (0.5%)
250	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	208,750
Brokerage (0.5%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, Ba3)	12/01/15	7.875	193,500
Building & Construction (1.3%)
325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)ø	(D, C)	10/01/15	9.500	66,625
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 11/24/08 @ $102.79)	(B-, B3)	04/15/12	8.375	149,875
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC, Caa1)	01/15/16	6.250	106,750
250	KB HOME, Company Guaranteed Notes	(BB, Ba2)	06/15/15	6.250	167,500
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(CCC+, Caa2)	02/15/14	7.500	61,875
					552,625
Building Materials (1.3%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	69,500
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 12/08/08 @ $104.94)	(B+, B2)	10/01/12	9.875	161,438
175	Norcraft Cos. LP, Global Company Guaranteed Notes (Callable 11/01/08 @ $102.25)	(B+, B1)	11/01/11	9.000	153,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials
$175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	$63,875
25	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.25)§	(CCC+, Caa2)	02/15/12	9.000	8,875
125	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(B, B2)	06/15/13	11.750	83,125
					539,938
Chemicals (3.0%)
25	Airgas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.56)‡	(BB+, Ba2)	10/01/18	7.125	20,687
325	Chemtura Corp., Company Guaranteed Notes	(BB, Ba2)	06/01/16	6.875	204,750
250	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	201,250
200	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B, B3)	12/01/14	9.750	113,000
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	108,750
250	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+§	(B, B3)	02/01/14	0.000	201,250
200	PolyOne Corp., Senior Unsecured Notes	(B+, B1)	05/01/12	8.875	158,000
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	131,250
175	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	149,625
					1,288,562
Computer Hardware (0.4%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	153,750
Consumer Products (1.4%)
200	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 12/08/08 @ $105.13)‡	(CCC+, Caa1)	10/01/12	10.250	191,000
250	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	163,750
150	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	112,500
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 11/10/08 @ $104.63)	(B-, B3)	04/15/12	9.250	140,250
					607,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer/Commercial/Lease Financing (0.1%)
$180	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81)‡	(CCC-, Ca)	05/15/15	9.625	$45,900
Diversified Capital Goods (1.9%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	107,500
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	120,750
175	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	121,625
150	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	123,750
75	SPX Corp., Rule 144A, Senior Notes‡	(BB, Ba2)	12/15/14	7.625	63,094
150	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	134,250
209	TriMas Corp., Global Company Guaranteed Notes (Callable 12/08/08 @ $103.29)	(B-, B3)	06/15/12	9.875	115,995
					786,964
Electric - Generation (8.0%)
300	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	220,500
475	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	353,875
175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	139,344
417	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	372,530
200	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	141,000
89	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	80,508
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	195,187
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	241,312
175	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	135,625
1,175	Texas Competitive Electric Holdings Co. LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	901,812
200	Texas Competitive Electric Holdings Co. LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	153,500
600	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	465,000
					3,400,193

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Integrated (0.5%)
$100	CMS Energy Corp., Senior Unsecured Notes	(BB, Ba1)	07/17/17	6.550	$77,201
125	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	103,125
50	Public Service Company of New Mexico, Senior Unsecured Notes	(BB+, Baa3)	05/15/18	7.950	40,857
					221,183
Electronics (1.6%)
250	Amkor Technology, Inc., Global Senior Notes (Callable 12/08/08 @ $103.88)	(B+, B1)	05/15/13	7.750	155,938
425	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	191,250
50	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	38,250
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	95,900
125	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	79,375
175	Viasystems, Inc., Global Senior Unsecured Notes (Callable 12/08/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	137,375
					698,088
Energy - Exploration & Production (5.7%)
225	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	149,625
175	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B-, Caa1)	02/01/17	8.875	90,125
125	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	95,000
500	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	403,750
225	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	149,062
225	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(B+, B1)	06/15/19	7.250	154,125
25	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	17,125
200	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	147,000
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	74,375
150	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	106,688
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	271,250
175	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	128,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$50	Range Resources Corp., Company Guaranteed Notes (Callable 05/01/13 @ $103.63)	(BB, Ba3)	05/01/18	7.250	$40,625
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	162,000
90	SandRidge Energy, Inc., Rule 144A, Senior Notes (Callable 06/01/13 @ $104.00)‡	(B-, B3)	06/01/18	8.000	60,300
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	144,375
275	Swift Energy Co., Senior Notes (Callable 07/15/09 @ $101.91)	(BB-, B1)	07/15/11	7.625	233,750
					2,427,800
Environmental (1.4%)
400	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB, B1)	03/15/15	7.250	358,000
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	221,375
					579,375
Food & Drug Retailers (1.2%)
325	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)§	(CCC-, Caa3)	08/01/11	9.750	196,625
175	New Albertsons, Inc., Senior Unsecured Notes	(B+, B1)	05/01/13	7.250	147,000
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	103,125
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	44,750
					491,500
Food - Wholesale (0.7%)
150	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa1)	05/01/09	8.625	135,750
25	Dole Food Co., Inc., Global Company Guaranteed Notes (Callable 12/08/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	17,375
100	Smithfield Foods, Inc., Senior Unsecured Notes	(BB-, B3)	07/01/17	7.750	63,500
100	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(BB-, B3)	05/15/13	7.750	67,500
					284,125
Forestry & Paper (2.6%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	75,710
225	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/09 @ $100.00)	(B, B2)	03/15/10	9.750	181,125
375	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	262,500
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	35,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$200	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	$138,000
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	119,875
100	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	59,500
290	Smurfit-Stone Container, Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)	(B-, B3)	07/01/12	8.375	149,350
50	Verso Paper Holdings LLC, Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	20,250
150	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	80,250
					1,121,560
Gaming (3.7%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B3)	12/15/14	9.375	88,750
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/10	7.875	17,100
350	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(B-, Caa2)	05/15/11	8.125	126,000
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	119,000
187	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, B1)	11/15/19	7.250	107,525
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	53,625
150	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC, Caa1)	06/15/15	10.250	21,000
45	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03)ø	(D, C)	06/01/12	8.125	450
225	Inn of the Mountain Gods Resort & Casino, Global Senior Secured Notes (Callable 11/15/08 @ $103.00)	(B, B3)	11/15/10	12.000	100,125
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	76,125
125	Majestic Star Casino LLC, Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	49,375
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB-, Ba2)	11/15/15	8.500	111,000
200	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	06/01/16	7.500	119,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$475	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	01/15/17	7.625	$285,000
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB-, Ba3)	04/01/13	6.750	189,000
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	6,038
45	Trump Entertainment Resorts, Inc., Senior Secured Notes (Callable 06/01/10 @ $104.25)§	(CCC+, Caa2)	06/01/15	8.500	11,812
150	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	111,375
					1,592,300
Gas Distribution (3.6%)
175	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	129,938
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	207,625
750	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	628,540
250	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	193,125
125	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	90,625
200	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	125,000
200	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	159,229
					1,534,082
Health Services (7.0%)
225	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	177,750
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	92,500
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	87,500
325	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	273,812
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	150,500
800	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	682,000
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	30,000
150	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	88,875
125	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	86,250
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	32,500
150	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	136,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$150	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	$119,625
75	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	59,250
50	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	04/01/15	6.750	39,625
175	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	144,813
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	411,250
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	6.303	85,625
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	40,250
175	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	146,125
150	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	90,000
					2,974,750
Hotels (0.6%)
75	Host Hotels & Resorts LP, Global Senior Secured Notes (Callable 11/01/10 @ $103.44)	(BBB-, NR)	11/01/14	6.875	56,250
225	Host Hotels & Resorts LP, Global Senior Secured Notes (Callable 12/08/08 @ $103.56)	(BBB-, Ba1)	11/01/13	7.125	177,750
50	Host Hotels & Resorts LP, Series Q, Global Senior Secured Notes (Callable 06/01/11 @ $103.33)	(BBB-, Ba1)	06/01/16	6.750	36,500
					270,500
lnvestments & Misc. Financial Services (0.1%)
150	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	41,250
Leisure (0.2%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa3)	06/01/14	9.625	88,500
Machinery (0.8%)
175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	134,750
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	93,750
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	130,375
					358,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Broadcast (1.5%)
$125	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/08/08 @ $103.88)	(B, B2)	12/15/12	7.750	$85,625
250	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	123,750
100	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	23,000
200	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	180,500
175	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, B1)	09/01/12	8.750	154,875
150	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa1)	03/15/15	9.750	31,500
325	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CC, Ca)	01/15/14	8.750	24,781
					624,031
Media - Cable (4.9%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	253,750
350	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa3)	10/01/15	11.000	159,250
325	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/09 @ $100.00)	(CCC, Caa2)	09/15/10	10.250	221,000
281	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 12/08/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	112,400
100	Charter Communications Operating LLC, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	77,500
400	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	348,000
50	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	42,500
275	DirecTV Holdings LLC/DirecTV Financing Co., Global Company Guaranteed Notes (Callable 12/08/08 @ $104.19)	(BB, Ba3)	03/15/13	8.375	259,187
75	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 $103.81)‡	(BB, Ba3)	05/15/16	7.625	63,375
75	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	62,625
300	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	241,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$25	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	$18,625
250	Mediacom Capital Corp., Global Senior Unsecured Notes (Callable 01/05/09 @ $100.00)	(B-, B3)	02/15/11	7.875	213,750
					2,073,462
Media - Services (0.5%)
150	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	111,000
175	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	109,375
					220,375
Metals & Mining - Excluding Steel (1.5%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	17,500
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	74,250
200	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	160,185
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	137,565
300	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(B-, B3)	05/15/15	6.828	136,500
150	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	127,500
					653,500
Non-Food & Drug Retailers (2.7%)
325	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.25)	(CCC, Caa1)	02/15/12	9.000	229,125
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)§	(B, B3)	03/15/17	7.625	89,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	183,750
75	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB+, Ba1)	10/01/12	8.000	69,937
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa1)	11/01/14	10.000	31,850
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa2)	11/01/16	11.375	36,750
350	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B, B3)	10/15/15	10.375	234,500
553	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notes	(NR, NR)	08/01/09	11.875	22,120

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers
$190	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	$162,450
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	28,500
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)	(CCC+, Caa1)	02/15/17	9.750	50,125
					1,138,107
Office Equipment (0.3%)
100	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	111,500
Oil & Gas (0.2%)
100	Frontier Oil Corp., Company Guaranteed Notes (Callable 09/15/12 @ $104.25)	(BB, Ba3)	09/15/16	8.500	87,500
Oil Field Equipment & Services (1.1%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	113,250
150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	111,750
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	105,000
150	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba2)	07/15/14	7.375	123,750
					453,750
Packaging (1.5%)
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	72,750
150	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	78,750
75	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/08 @ $103.67)	(CCC-, Caa3)	12/01/12	11.000	14,250
75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	65,813
75	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/09 @ $101.53)	(B, B2)	04/15/23	8.000	55,875
175	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	111,125
75	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/09 @ $102.75)	(BB, Ba3)	05/15/13	8.250	70,500
50	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	39,250
200	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)	(CCC, Caa2)	02/15/14	8.500	135,000
					643,313

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing (1.4%)
$50	Dex Media West LLC, Series B, Global Senior Subordinated Notes (Callable 08/15/09 @ $103.29)	(B+, B1)	08/15/13	9.875	$18,875
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(CCC, B3)	11/15/16	8.000	43,125
600	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	141,000
25	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(B+, B1)	05/15/15	11.750	9,875
325	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa1)	02/15/17	9.000	93,438
325	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	195,000
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	84,475
					585,788
Railroads (0.3%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	124,125
Software/Services (1.3%)
250	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B, B3)	09/24/15	9.875	161,250
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	64,500
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	229,125
125	Unisys Corp., Senior Unsecured Notes	(B+, B2)	10/15/12	8.000	79,531
					534,406
Steel Producers/Products (1.5%)
225	AK Steel Corp., Global Company Guaranteed Notes (Callable 11/10/08 @ $102.58)	(BB-, Ba3)	06/15/12	7.750	181,125
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	204,000
175	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	119,875
200	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	133,500
					638,500
Support-Services (3.3%)
175	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	150,500
75	DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	64,687

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	$110,250
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	34,750
140	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B+, B1)	01/01/14	8.875	102,900
175	Iron Mountain, Inc., Company Guaranteed Notes (Callable 11/17/08 @ $103.31)	(B+, B2)	01/01/16	6.625	140,875
125	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/09 @ $101.60)	(B, B2)	05/15/12	9.625	111,875
100	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	74,500
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	151,000
175	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	105,875
150	Sotheby's, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	89,250
150	Ticketmaster Entertainment,Inc., Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	126,750
170	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	81,600
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/08/08 @ $103.25)	(BB-, B1)	02/15/12	6.500	70,500
					1,415,312
Telecom - Integrated/Services (5.6%)
350	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	254,625
375	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	270,000
215	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	183,825
450	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	389,250
125	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	106,875
425	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.845	195,500
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	47,813
225	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	128,812

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	$346,250
25	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	19,250
250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	203,750
325	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	247,000
					2,392,950
Telecom - Wireless (3.0%)
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $103.38)	(B, B2)	06/15/13	10.125	178,000
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	163,500
200	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, Caa1)	11/01/14	9.250	167,500
550	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Baa3)	03/15/14	5.950	297,294
690	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Baa3)	12/01/16	6.000	478,517
					1,284,811
Textiles & Apparel (0.5%)
175	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	123,375
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/09 @ $102.71)	(BB+, Ba3)	05/01/13	8.125	86,500
					209,875
Theaters & Entertainment (0.4%)
250	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	178,750
Transportation (0.6%)
300	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	247,500
TOTAL CORPORATE BONDS (Cost $55,628,994)					37,854,320
FOREIGN BONDS (6.0%)
Aerospace & Defense (0.4%)
200	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	160,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Chemicals (0.2%)
$200	LyondellBasell Industries AF SCA, Rule 144A, Senior Secured Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(CCC+, B3)	08/15/15	8.375	$71,000
Electronics (0.9%)
200	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	163,000
150	Celestica, Inc., Senior Subordinated Notes (Callable 11/10/08 @ $103.94) (Canada)	(B, B3)	07/01/11	7.875	135,750
50	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC+, Caa2)	10/15/15	8.625	18,387
125	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(B-, B3)	10/15/14	7.875	62,500
					379,637
Energy - Exploration & Production (0.2%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	105,000
Forestry & Paper (0.5%)
475	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)	(CCC+, Caa2)	06/15/11	7.750	106,875
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	125,125
					232,000
Media - Cable (0.9%)
200	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	133,000
250	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, Caa1)	02/15/15	10.125	237,759
					370,759
Media - Diversified (0.4%)
250	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	174,375
Oil Refining & Marketing (0.4%)
225	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	151,875
Pharmaceuticals (0.2%)
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	95,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Support-Services (0.2%)
$125	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	$79,375
Telecom - Integrated/Services (0.9%)
300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	238,500
150	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 11/07/08 @ $101.00) (Denmark)‡#	(B+, B2)	05/01/16	10.463	127,677
					366,177
Telecommunications Equipment (0.2%)
200	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, B3)	07/15/16	10.750	106,500
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC+, B3)	11/15/12	9.875	27,580
Transportation - Excluding Air/Rail (0.5%)
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	218,969
TOTAL FOREIGN BONDS (Cost $3,915,755)					2,538,497
Number of Shares
COMMON STOCK (0.2%)
Chemicals (0.2%)
9,785	Huntsman Corp. (Cost $68,805)				98,829
SHORT-TERM INVESTMENTS (3.0%)
529,103	State Street Navigator Prime Portfolio§§				529,103
Par (000)
$757	State Street Bank and Trust Co. Euro Time Deposit		11/03/08	0.010	757,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,286,103)					1,286,103
TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $60,899,657)					41,777,749
OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)					719,701
NET ASSETS (100.0%)					$42,497,450

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2008

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to a value of $6,189,011 or 14.6% of net assets.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2008.

+  Step Bond — The interest rate stated is as of October 31, 2008 and will reset at a future date.

ø  Bond is currently in default.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value, including collateral for securities on loan of $529,103 (Cost $60,899,657) (Note 2)	$41,777,749[1]
Foreign currency at value (cost $200)	168
Interest receivable	1,462,317
Receivable for fund shares sold	137,646
Receivable for investments sold	61,171
Unrealized appreciation on forward currency contracts (Note 2)	38,444
Receivable from investment adviser (Note 3)	7,049
Prepaid expenses and other assets	32,848
Total Assets	43,517,392
Liabilities
Administrative services fee payable (Note 3)	25,933
Shareholder servicing/Distribution fee payable (Note 3)	24,107
Payable upon return of securities loaned (Note 2)	529,103
Dividend payable	225,012
Payable for fund shares redeemed	91,721
Due to Custodian	33,941
Payable for investments purchased	27,219
Trustees' fee payable	6,297
Other accrued expenses payable	56,609
Total Liabilities	1,019,942
Net Assets
Capital stock, $.001 par value (Note 6)	8,577
Paid-in capital (Note 6)	66,373,923
Undistributed net investment income	241,598
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(5,040,133)
Net unrealized depreciation from investments and foreign currency translations	(19,086,515)
Net Assets	$42,497,450
Common Shares
Net assets	$310,266
Shares outstanding	62,836
Net asset value, offering price, and redemption price per share	$4.94
A Shares
Net assets	$21,003,889
Shares outstanding	4,238,836
Net asset value and redemption price per share	$4.96
Maximum offering price per share (net asset value/(1-4.75%))	$5.21
B Shares
Net assets	$6,901,103
Shares outstanding	1,394,035
Net asset value and offering price per share	$4.95
C Shares
Net assets	$14,282,192
Shares outstanding	2,881,392
Net asset value and offering price per share	$4.96

1  Including $515,624 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Year Ended October 31, 2008

Investment Income (Note 2)
Interest	$6,116,151
Dividends	3,914
Securities lending	134,695
Total investment income	6,254,760
Expenses
Investment advisory fees (Note 3)	445,719
Administrative services fees (Note 3)	133,912
Shareholder servicing/Distribution fees (Note 3)
Class A	77,715
Class B	111,684
Class C	209,731
Registration fees	48,719
Transfer agent fees	47,304
Legal fees	37,268
Printing fees (Note 3)	36,924
Audit and tax fees	35,917
Trustees' fees	13,267
Custodian fees	11,255
Interest expense (Note 4)	11,152
Insurance expense	2,085
Commitment fees (Note 4)	819
Miscellaneous expense	13,227
Total expenses	1,236,698
Less: fees waived (Note 3)	(296,338)
Net expenses	940,360
Net investment income	5,314,400
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(4,707,735)
Net realized loss from swap contracts	(10,808)
Net realized gain from foreign currency transactions	14,430
Net change in unrealized appreciation (depreciation) from investments	(18,278,949)
Net change in unrealized appreciation (depreciation) from swap contracts	32,779
Net change in unrealized appreciation (depreciation) from foreign currency translations	51,067
Net realized and unrealized loss from investments, swap contracts and foreign currency related items	(22,899,216)
Net decrease in net assets resulting from operations	$(17,584,816)

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations
Net investment income	$5,314,400	$7,367,555
Net realized gain (loss) from investments, swap contracts and foreign currency transactions	(4,704,113)	2,610,124
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency translations	(18,195,103)	(3,149,040)
Net increase (decrease) in net assets resulting from operations	(17,584,816)	6,828,639
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(40,232)	(39,946)
Class A shares	(2,716,185)	(3,844,995)
Class B shares	(891,416)	(1,434,038)
Class C shares	(1,676,559)	(2,433,748)
Distributions from net realized gains
Common Class shares	(15,137)	(2,130)
Class A shares	(1,187,223)	(242,428)
Class B shares	(431,487)	(102,222)
Class C shares	(795,474)	(169,293)
Net decrease in net assets resulting from dividends and distributions	(7,753,713)	(8,268,800)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,003,455	12,342,393
Reinvestment of dividends and distributions	3,460,056	3,762,609
Net asset value of shares redeemed	(24,411,642)[1]	(46,241,248)
Net decrease in net assets from capital share transactions	(15,948,131)	(30,136,246)
Net decrease in net assets	(41,286,660)	(31,576,407)
Net Assets
Beginning of year	83,784,110	115,360,517
End of year	$42,497,450	$83,784,110
Undistributed net investment income (loss)	$241,598	$(92,312)

1  Net of $557 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$7.66	$7.82	$7.95	$8.53	$8.27
INVESTMENT OPERATIONS
Net investment income	0.60[1]	0.63[1]	0.62[1]	0.67[1]	0.71
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(2.48)	(0.09)	0.11	(0.42)	0.27
Total from investment operations	(1.88)	0.54	0.73	0.25	0.98
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.60)	(0.66)	(0.64)	(0.70)	(0.72)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.84)	(0.70)	(0.86)	(0.83)	(0.72)
Net asset value, end of year	$4.94	$7.66	$7.82	$7.95	$8.53
Total return[2]	(26.98)%	7.02%	9.77%	3.02%	12.37%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$310	$484	$530	$549	$1,081
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	8.98%	8.02%	8.01%	8.10%	8.46%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.46%	0.32%	0.21%	0.10%	0.05%
Portfolio turnover rate	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$7.68	$7.84	$7.97	$8.55	$8.29
INVESTMENT OPERATIONS
Net investment income	0.58[1]	0.61[1]	0.60[1]	0.65[1]	0.69
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(2.47)	(0.09)	0.11	(0.42)	0.27
Total from investment operations	(1.89)	0.52	0.71	0.23	0.96
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.59)	(0.64)	(0.62)	(0.68)	(0.70)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.83)	(0.68)	(0.84)	(0.81)	(0.70)
Net asset value, end of year	$4.96	$7.68	$7.84	$7.97	$8.55
Total return[3]	(27.08)%	6.74%	9.46%	2.75%	12.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$21,004	$40,822	$53,929	$71,651	$131,699
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	8.72%	7.75%	7.76%	7.85%	8.21%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.47%	0.31%	0.21%	0.10%	0.05%
Portfolio turnover rate	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$7.68	$7.83	$7.95	$8.52	$8.27
INVESTMENT OPERATIONS
Net investment income	0.54[1]	0.55[1]	0.55[1]	0.59[1]	0.63
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(2.49)	(0.09)	0.10	(0.42)	0.26
Total from investment operations	(1.95)	0.46	0.65	0.17	0.89
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.57)	(0.55)	(0.61)	(0.64)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.78)	(0.61)	(0.77)	(0.74)	(0.64)
Net asset value, end of year	$4.95	$7.68	$7.83	$7.95	$8.52
Total return[3]	(27.77)%	6.01%	8.72%	1.91%	11.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$6,901	$15,019	$22.787	$29,992	$43,077
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.96%	7.01%	7.01%	7.10%	7.46%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.47%	0.30%	0.21%	0.10%	0.05%
Portfolio turnover rate	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$7.69	$7.84	$7.96	$8.54	$8.28
INVESTMENT OPERATIONS
Net investment income	0.54[1]	0.55[1]	0.55[1]	0.59[1]	0.63
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(2.49)	(0.09)	0.10	(0.42)	0.27
Total from investment operations	(1.95)	0.46	0.65	0.17	0.90
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.57)	(0.55)	(0.62)	(0.64)
Distributions from net realized gains	(0.24)	(0.04)	(0.22)	(0.13)	—
Total dividends and distributions	(0.78)	(0.61)	(0.77)	(0.75)	(0.64)
Net asset value, end of year	$4.96	$7.69	$7.84	$7.96	$8.54
Total return[3]	(27.72)%	6.02%	8.72%	1.91%	11.26%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$14,282	$27,459	$38,114	$52,454	$92,967
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.98%	7.01%	7.01%	7.10%	7.46%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.46%	0.31%	0.21%	0.10%	0.05%
Portfolio turnover rate	28%	49%	63%	38%	16%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
October 31, 2008

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

October 31, 2008, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation
USD	531,512	EUR	389,500	01/09/09	$(531,512)	$(493,068)	$38,444

Currency Abbreviations:

EUR - Euro Currency

USD - United States Dollar

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2008, the Fund had no outstanding swap contracts.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $591,696, of which $423,649 was rebated to borrowers (brokers). The Fund retained $134,695 in income from the cash collateral investment, and SSB, as lending agent, was paid $33,352. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2008, investment advisory fees earned and voluntarily waived were $445,719 and $296,338, respectively. Credit Suisse will not recapture from the Fund any fees it waived or reimbursed during the fiscal year ended October 31, 2008. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2008, co-administrative services fees earned by CSAMSI were $57,307.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $76,605.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the year ended October 31, 2008, CSAMSI and its affiliates advised the Fund that it retained $1,986 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid $30,460 for its services to the Fund.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2008, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,213,397	4.825%	$2,497,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $17,412,283 and $33,775,205, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	7,134	$49,084	5,248	$40,965
Shares redeemed	(7,550)	(47,841)	(9,841)	(77,146)
Net increase (decrease)	(416)	$1,243	(4,593)	$(36,181)

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	361,763	$2,449,033	1,131,872	$8,856,922
Shares issued in reinvestment of dividends and distributions	336,482	2,285,435	334,176	2,623,566
Shares redeemed	(1,773,026)	(12,132,801)	(3,032,684)	(23,958,557)
Net decrease	(1,074,781)	$(7,398,333)	(1,566,636)	$(12,478,069)
	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	64,653	$434,788	145,672	$1,146,122
Shares issued in reinvestment of dividends and distributions	75,349	513,266	57,714	452,012
Shares redeemed	(702,568)	(4,769,568)	(1,158,353)	(9,088,532)
Net decrease	(562,566)	$(3,821,514)	(954,967)	$(7,490,398)
	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	311,669	$2,119,634	296,587	$2,339,349
Shares issued in reinvestment of dividends and distributions	90,269	612,271	82,292	646,066
Shares redeemed	(1,093,450)	(7,461,432)	(1,669,833)	(13,117,013)
Net decrease	(691,512)	$(4,729,527)	(1,290,954)	$(10,131,598)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	88%
Class A	4	69%
Class B	1	38%
Class C	1	49%

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended October 31, 2008 and 2007, respectively, by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2008	2007	2008	2007
$5,847,938	$7,752,727	$1,905,775	$516,073

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, income from defaulted bonds and mark to market of forwards and swap contracts. At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$675,728
Undistributed net investment income – other	(225,012)
Accumulated realized loss	(4,941,307)
Unrealized depreciation	(19,394,459)
$(23,885,050)

At October 31, 2008, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2016
$4,941,307

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $61,169,159, $59,115, $(19,450,525) and $(19,391,410), respectively.

At October 31, 2008, the Fund reclassified $338,667 from accumulated net realized loss from investments and $5,235 from paid-in-capital to undistributed net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

foreign currency and defaulted bonds. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation
(an investment
management and investment
advisory services company);
Director of The Adams Express Company
(a closed-end investment
company); Director of Petroleum and Resources Corporation
					(a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Audit and Nominating Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments
and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources,
					LLC. (plywood manufacturing company).

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 2001	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse High Income Fund
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Fund designates approximately $3,914, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended October 31, 2008, the Fund declared $1,905,775 in dividends that were designated as long-term capital gains dividends.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-AR-1008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2007 and October 31, 2008.

	2007	2008
Audit Fees	$24,795	$27,500
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$30,725	$34,155

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008.

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	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2007 and October 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2009

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